Amounts Receivable	12 Months Ended
Dec. 31, 2024
Amounts Receivable
Amounts Receivable

3.	Amounts Receivable

	December 31, 2024	December 31, 2023
Accounts receivable	$1,300,810	$1,403,781
GST receivable	9,117	46,642
Interest receivable	24,519	44,339
Due from related parties	-	35,295
Other	36,335	63,288
	$1,370,781	$1,593,345